Note 18 - Borrowings (Details Textual) $ / shares in Units, $ in Thousands, € in Millions			1 Months Ended			12 Months Ended
	Aug. 13, 2021 m²	Feb. 01, 2021 m²	Jul. 31, 2025 USD ($)	Oct. 31, 2020 USD ($) m²	Aug. 31, 2020 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Jul. 11, 2025 $ / shares	Jul. 11, 2025 EUR (€)	Jan. 31, 2025 $ / shares
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²				1,356
Total borrowings						$ 5,537	$ 8,167	$ 8,648
Borrowings, interest rate						6.00%
Proceeds from borrowings, classified as financing activities						$ (0)	(0)	65
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares												$ 2.71
Gain on conversion of loan						2,568	0	0
Ordinary warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares										$ 4.87
Premium of share price											89.00%
Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²		839
Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²	518
Loan from lessor [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²				1,356
Total borrowings				$ 1,300		737	815	1,022
Borrowings, interest rate				6.00%
Borrowings, term (Year)				8 years
Interest expense on borrowings						100	100
Loan from lessor [member] | Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²				839
Loan from lessor [member] | Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²				518
EIB loan [member]
Statement Line Items [Line Items]
Total borrowings						4,800	7,352	$ 7,626
Borrowings, term (Year)					6 years
Notional amount | €					€ 20.0						€ 7.0
Borrowings, number of tranches					3
Debt conversion, amount converted | €											€ 3.5
Gain on conversion of loan			$ 2,600
Class of warrant or right, fair value of warrants issued			$ 1,300
EIB loan tranche one [member]
Statement Line Items [Line Items]
Borrowings, term (Year)									6 years
Interest expense on borrowings						$ 600	$ 700
Notional amount | €					€ 7.0
Proceeds from borrowings, classified as financing activities									$ 7,800
EIB loan tranche one [member] | Weighted average [member]
Statement Line Items [Line Items]
Borrowings, interest rate									0.79%
EIB loan tranche one [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate									3.00%
EIB loan tranche one [member] | Payment in kind interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate									4.00%
EIB loan tranche two [member]
Statement Line Items [Line Items]
Notional amount | €					6.0
EIB loan tranche three [member]
Statement Line Items [Line Items]
Notional amount | €					€ 7.0